INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF SUPPLEMENTAL NON CASH INVESTING ACTIVITIES
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Purchased software	$217,551	$213,507
Patents	2,679	2,629
Accumulated amortization	(220,230)	(213,463)
Carrying amount	$-	$2,673

	As of December 31, 2024	As of December 31, 2023
Purchased software	$213,507	$219,503
Patents	$2,629	$2,703
Accumulated amortization	(213,463)	(196,572)
Carrying amount	$2,673	$25,634